Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 05, 2019
Registrant Name	American Funds International Vantage Fund
Entity Central Index Key	0001785336
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 05, 2019
Document Effective Date	Nov. 08, 2019
Prospectus Date	Nov. 08, 2019
American Funds International Vantage Fund SM | Class T
Prospectus:
Trading Symbol	AIVTX
American Funds International Vantage Fund SM | Class 529-A
Prospectus:
Trading Symbol	CIVAX
American Funds International Vantage Fund SM | Class 529-C
Prospectus:
Trading Symbol	CIVBX
American Funds International Vantage Fund SM | Class 529-E
Prospectus:
Trading Symbol	CIVCX
American Funds International Vantage Fund SM | Class 529-T
Prospectus:
Trading Symbol	CIVEX
American Funds International Vantage Fund SM | Class A
Prospectus:
Trading Symbol	AIVBX
American Funds International Vantage Fund SM | Class C
Prospectus:
Trading Symbol	AIVCX
American Funds International Vantage Fund SM | Class F-1
Prospectus:
Trading Symbol	AIVEX
American Funds International Vantage Fund SM | Class F-2
Prospectus:
Trading Symbol	AIVFX
American Funds International Vantage Fund SM | Class F-3
Prospectus:
Trading Symbol	AIVGX
American Funds International Vantage Fund SM | Class R-1
Prospectus:
Trading Symbol	RIVAX
American Funds International Vantage Fund SM | Class R-2
Prospectus:
Trading Symbol	RIVDX
American Funds International Vantage Fund SM | Class R-2E
Prospectus:
Trading Symbol	RIVHX
American Funds International Vantage Fund SM | Class R-3
Prospectus:
Trading Symbol	RIVIX
American Funds International Vantage Fund SM | Class R-4
Prospectus:
Trading Symbol	RIVKX
American Funds International Vantage Fund SM | Class R-5
Prospectus:
Trading Symbol	RIVLX
American Funds International Vantage Fund SM | Class R-5E
Prospectus:
Trading Symbol	RIVJX
American Funds International Vantage Fund SM | Class 529 F-1
Prospectus:
Trading Symbol	CIVKX
American Funds International Vantage Fund SM | Class R-6
Prospectus:
Trading Symbol	RIVGX